Material Accounting Policies - Foreign Currencies (Details)	12 Months Ended
	Dec. 31, 2024 Q / $ $ / $ $ / $ C$ / $ $ / $ R$ / $ $ / $ € / $ $ / $ S/ / $ SFr / $ $ / $ $ / € ₡ / $	Dec. 31, 2023 ₡ / $ Q / $ $ / $ $ / $ C$ / $ $ / $ R$ / $ $ / $ € / $ S/ / $ SFr / $ $ / $ $ / € $ / $	Dec. 31, 2022 SFr / $ $ / $ $ / $ ₡ / $ Q / $ $ / $ C$ / $ $ / $ R$ / $ $ / $ € / $ S/ / $
Disclosure of significant accounting policies [line items]
Exchange Rate as of	20.8557
Guatemalan quetzal | Guatemala
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | Q / $	2.36	2.27	2.60
Exchange Rate as of | Q / $	2.63	2.16
Costa Rica, Colones | Costa Rica
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | ₡ / $	0.04	0.03	0.03
Exchange Rate as of | ₡ / $	0.04	0.03
U.S. dollars
Disclosure of significant accounting policies [line items]
Exchange Rate as of	20.2683	16.8935
U.S. dollars | Panama
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	18.30	17.77	20.13
Exchange Rate as of	20.27	16.89
U.S. dollars | Ecuador
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	18.30	17.77	20.13
Exchange Rate as of	20.27	16.89
U.S. dollars | United States
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	18.30	17.77	20.13
Exchange Rate as of	20.27	16.89
Colombian pesos | Colombia
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.004	0.004	0.01
Exchange Rate as of	0.005	0.01
Nicaragua, Cordobas | Nicaragua
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | C$ / $	0.50	0.49	0.56
Exchange Rate as of | C$ / $	0.55	0.46
Argentine pesos | Argentina
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.02	0.07	0.16
Exchange Rate as of	0.02	0.02
Brazilian reais | Brazil
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | R$ / $	3.40	3.56	3.90
Exchange Rate as of | R$ / $	3.27	3.49
Chilean pesos | Chile
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.02	0.02	0.02
Exchange Rate as of	0.02	0.02
Euros
Disclosure of significant accounting policies [line items]
Exchange Rate as of | $ / €	21.5241	18.6896
Euros | Euro Zone
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | € / $	19.82	19.19	21.17
Exchange Rate as of | € / $	21.29	18.76
Peru, Nuevos Soles | Peru
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | S/ / $	4.87	4.74	5.24
Exchange Rate as of | S/ / $	5.38	4.55
Uruguayan peso | Uruguay
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.46	0.46	0.49
Exchange Rate as of	0.46	0.43
Swiss franc | Switzerland
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | SFr / $	20.78	19.77	0
Exchange Rate as of | SFr / $	22.43	20.11